Debt (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Debt

	2012 (1)	2013 (1)	Weighted average interest rate December 31, 2013 (2)	Maturity
Secured
ECA-guaranteed financings	$1,675,387	$1,504,429	2.48%	2024
ALS II debt	572,270	450,045	2.02%	2038
AerFunding revolving credit facility	538,024	967,094	2.92%	2018
Genesis securitization debt	549,288	452,233	0.41%	2032
TUI portfolio acquisition facility	188,393	163,943	1.92%	2015
SkyFunding I and II facilities	507,475	623,785	3.74%	2023
Other debt	1,179,169	1,390,521	3.12%	2023
Unsecured
Senior unsecured notes due 2017	300,000	300,000	6.38%	2017
DBS revolving credit facility	-	150,000	2.50%	2018
Other
Subordinated debt joint ventures partners(3)	64,280	64,280	1.96%	2022
DBS B737-800 PDP Facility	-	47,458	3.00%	2015
Other debt	229,213	123,104	5.67%	2020
	$5,803,499	$6,236,892

(1)As of December 31, 2013, we remain in compliance with the respective financial covenants across the Company’s various debt obligations.

(2)The weighted average interest rate is calculated based on the U.S. dollar LIBOR rate as of December 31, 2013, and excludes the impact of related derivative instruments which we hold to hedge our exposure to interest rates as well as any amortization of the debt issuance costs.

(3)Subordinated debt issued to two of our joint venture partners in 2008 and 2010.

Schedule Of Maturities Of Debt And Capital Lease Obligations

Debt maturing
2014	$ 787,022
2015	997,097
2016	672,855
2017	992,821
2018	1,256,585
Thereafter	1,620,789
$ 6,327,169

ECA-Guaranteed Financings [Member]
Schedule Of Debt

		Amount outstanding
		December 31, 2013	Interest rate
		(U.S. dollars in thousands)
2008 A330 & A320 Facility	Floating rate tranches	$ 58,175	Three-month LIBOR plus 1.47%
	Fixed rate tranches	599,536	3.20%
2009 A320 Facility	Floating rate tranches	53,348	Three-month LIBOR plus 1.11%
	Fixed rate tranches	81,336	4.23%
ECA A330 Capital Market facilities	Fixed rate tranches	167,462	3.60%
2012 Facilities	Fixed rate tranches	222,107	2.29%
Total		$ 1,181,964

Other ECA-Guaranteed Financings [Member]
Schedule Of Debt

	Amount outstanding
	December 31, 2013	Interest rate
	(U.S. dollars in thousands)
Floating Rate Tranches	$ 323,420	Three-month LIBOR plus 0.33%
Purchase accounting fair value adjustments	(955)
	$ 322,465

ALS II [Member]
Schedule Of Debt

Amount outstanding
	December 31, 2013	Interest rate
(U.S. dollars in thousands)
Class A-1 Notes	$ 433,249	One-month LIBOR plus 1.85%
Class A-2 Notes	16,796	One-month LIBOR plus 1.85%
Total	$ 450,045

AerFunding Revolving Credit Facility [Member]
Schedule Of Interest Rate Terms

Applicable
Margin
Borrowing period (1)	2.75%
Period from June 10, 2015 to June 9, 2016	3.75%
Period from June 10, 2016 to June 9, 2017	4.25%
Period from June 10, 2017 to June 9, 2018	4.75%
(1)The borrowing period is until June 9, 2015, after which the loan converts to a term loan.

Genesis Securitization [Member]
Schedule Of Debt

Amount outstanding
	December 31, 2013	Interest rate
(U.S. dollars in thousands)
Class G-1 Notes	$ 452,233	One-month LIBOR plus 0.24%

TUI Portfolio Acquisition Facility [Member]
Schedule Of Debt

Amount outstanding
	December 31, 2013	Interest rate
(U.S. dollars in thousands)
Senior Facility	$ 163,943	One-month LIBOR plus 1.75%

Skyfunding I And II Facilities [Member]
Schedule Of Debt

		Amount outstanding
		December 31, 2013	Interest rate
		(U.S. dollars in thousands)
SkyFunding I	Floating rate tranche	$ 175,774	Three-month LIBOR plus 2.85%
	Fixed rate tranche	174,560	4.43%
SkyFunding II	Floating rate tranche	184,362	Three-month LIBOR plus 3.15%
	Fixed rate tranche	89,089	4.43%
Total		$ 623,785

$2.75 Billion Unsecured Bridge Credit Facility [Member]
Schedule Of Interest Rate Terms

	Applicable Margin
Borrowing Period	Libor Loans	Alternative Base Rate Loans
From initial funding to 89 days after initial funding	1.750%	0.750%
90 days after initial funding to 179 days after initial funding	2.250%	1.250%
180 days after initial funding to 269 days after initial funding	2.625%	1.625%
270 days after initial funding to maturity date	3.125%	2.125%

Other Debt Instruments [Member]
Schedule Of Debt

	Amount outstanding December 31, 2012	Amount outstanding December 31, 2013
	(U.S. dollars in thousands)	(U.S. dollars in thousands)

Secured
Secured aircraft transactions (1)	$1,110,202	$1,327,987
Japanese operating lease	68,967	62,534
	$1,179,169	$1,390,521
Unsecured
ALS Coupon Liability (2)	$96,070	$71,131
Subordinated debt facilities	72,000	30,000
Other financings	61,143	21,973
	$229,213	$123,104

(1)

Secured aircraft transactions comprise financing transactions for portfolios and single aircraft. These financings are secured by 58 aircraft and seven engines. The net book value of the aircraft pledged was $2.0 billion at December 31, 2013.

(2)

In 2012 we obtained the ALS Coupon Liability as part of the ALS transaction, with an effective interest of 5.5% per year. The repayments of the ALS Coupon Liability are equal to a specified amount of $2.5 million until the earlier of December 2016 or the month in which the senior securities issued by ALS, the G-Notes, are fully repaid. For further details refer to the ALS Transaction as described in Note 1.